High Yield Bond Core Fund
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.5%
	Aerospace/Defense—2.0%
$ 1,650,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 1,661,540
425,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	430,037
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,575,280
3,950,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,033,424
425,000	TransDigm, Inc., Secured Note, 144A, 6.000%, 1/15/2033	425,235
1,825,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	1,849,437
5,800,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	5,946,699
2,600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,588,191
850,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	861,777
825,000	TransDigm, Inc., Sr. Sub., 144A, 6.125%, 7/31/2034	812,454
	TOTAL	21,184,074
	Airlines—0.1%
268,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	269,121
725,000	United Airlines Holdings, Inc., Sr. Unsecd. Note, 5.375%, 3/1/2031	710,911
	TOTAL	980,032
	Automotive—3.7%
950,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	963,259
2,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	2,175,370
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	856,275
2,325,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	2,348,927
1,425,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	1,458,067
4,175,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	4,211,030
950,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	938,902
2,050,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2034	1,994,941
3,550,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,172,734
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,444,884
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,690,847
4,050,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	3,956,667
2,600,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,665,647
3,950,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	3,951,078
2,625,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	2,663,902
	TOTAL	38,492,530
	Building Materials—3.5%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	319,126
3,200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,035,916
1,000,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	938,758
982,688	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	759,546
3,100,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	3,032,718
2,050,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	2,004,620
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	646,905
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,945,771
3,050,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	3,053,998
4,000,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	4,083,464
2,450,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	2,486,145
1,000,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	1,016,415

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 2,075,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$ 1,957,088
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,187,096
2,650,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	2,622,746
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	926,297
2,450,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	2,400,551
4,025,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	3,907,260
	TOTAL	36,324,420
	Cable Satellite—5.4%
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,682,556
6,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	6,042,560
1,575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,348,867
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,402,648
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,590,184
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,820,722
185,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	184,913
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,590,541
2,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	2,910,873
2,500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	1,502,996
1,725,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,025,338
3,425,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,112,738
2,725,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,553,276
917,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	916,275
1,650,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,645,549
2,325,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	2,311,888
4,750,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,527,296
4,800,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	4,722,921
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	594,903
950,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	843,247
1,825,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,751,434
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,088,971
1,600,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	1,375,543
1,125,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	965,442
525,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	495,337
1,200,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,121,765
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,352,957
	TOTAL	55,481,740
	Chemicals—4.0%
3,650,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,456,172
625,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	638,230
3,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	3,079,779
2,475,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	2,543,209
2,775,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,703,635
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,261,740
701,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	702,260
4,200,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	4,004,022
3,950,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	4,026,879
4,750,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	4,536,185
650,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	635,526
1,825,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,726,636
575,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	576,404

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 2,050,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	$ 2,075,393
1,750,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,619,918
1,225,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	1,209,114
425,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	413,113
1,550,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	1,511,692
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	752,513
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,933,437
	TOTAL	41,405,857
	Construction Machinery—1.0%
1,675,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	1,621,038
2,300,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	2,359,993
825,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	846,113
825,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	839,319
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	573,608
1,125,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,058,298
1,700,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,693,750
525,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	511,050
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,115,221
	TOTAL	10,618,390
	Consumer Cyclical Services—3.0%
1,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	1,039,813
4,550,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	4,695,077
3,525,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,409,633
2,150,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,091,736
600,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	594,548
700,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	710,207
1,125,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	1,145,157
4,825,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,597,378
2,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,028,157
1,050,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,046,492
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,402,184
1,300,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,205,927
1,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	978,266
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,694,016
750,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	729,610
1,725,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,752,878
1,525,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,545,055
	TOTAL	30,666,134
	Consumer Products—2.3%
950,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	945,024
6,087,130	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.750%, 7/15/2033	6,487,312
3,400,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	3,572,139
4,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,332,506
1,575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,551,340
2,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	2,719,571
4,275,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	4,055,408
	TOTAL	23,663,300
	Diversified Manufacturing—1.6%
6,450,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	6,568,093
550,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	557,681

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$ 2,025,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	$ 2,080,260
1,250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	1,234,186
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	891,764
525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	535,302
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,050,400
4,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	4,125,209
	TOTAL	17,042,895
	Environmental—0.2%
2,075,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,072,055
	Finance Companies—2.1%
5,225,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	4,986,681
1,975,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,860,333
175,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	176,723
850,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	860,195
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	568,540
6,900,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	6,370,515
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,040,964
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,318,905
1,875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,847,175
700,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	638,068
	TOTAL	21,668,099
	Food & Beverage—2.2%
3,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	3,653,632
5,225,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	5,099,458
3,025,000	Industrial F&B Investments III, Inc., 144A, 7.750%, 2/11/2033	3,059,040
3,000,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,884,138
1,575,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	1,520,816
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	175,542
650,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	657,533
1,725,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,681,039
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,876,116
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	348,785
1,600,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,637,289
	TOTAL	22,593,388
	Gaming—3.9%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,180,752
1,775,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,757,531
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,617,837
825,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	760,014
2,675,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,645,998
3,075,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	3,114,468
1,475,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	1,473,923
3,275,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,340,667
300,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	294,141
4,475,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,563,940
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	256,717
1,750,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,761,340
3,175,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	3,203,035
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,231,849
2,125,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	2,120,880

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$ 975,000		Station Casinos, LLC, 144A, 6.625%, 3/15/2032	$ 979,534
4,225,000		Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,143,364
875,000		Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	817,854
2,525,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	2,648,207
1,925,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,906,933
		TOTAL	40,818,984
		Health Care—5.1%
4,325,000		AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	4,280,511
3,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	2,957,623
2,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	2,441,534
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	1,066,454
350,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	336,934
1,025,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	1,014,345
2,075,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	2,156,170
1,925,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	1,992,594
2,350,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,400,377
1,425,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	1,448,856
2,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,758,304
2,250,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	2,177,824
9,400,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	9,322,904
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,632,373
3,800,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	3,666,647
3,375,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	3,219,844
1,025,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	994,533
1,850,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,849,318
1,675,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	1,660,707
2,250,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	2,301,138
2,660,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	2,667,712
650,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	658,213
		TOTAL	53,004,915
		Independent Energy—3.5%
2,700,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	2,817,585
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	799,695
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	431,409
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	814,266
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	761,153
2,075,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	2,103,759
775,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 5.875%, 3/1/2034	755,305
3,325,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,428,344
4,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	4,000,703
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	593,430
325,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2030	354,022
3,175,000	[1]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	476
675,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.000%, 4/15/2034	671,144
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	375,591
2,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,604,922
1,175,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,197,708
1,300,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	1,347,041
2,875,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,813,237
1,825,000		SM Energy Co., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	2,017,311

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 2,725,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.625%, 4/15/2034	$ 2,719,481
1,300,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,320,523
975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	996,303
1,975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	2,030,454
1,125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	1,187,641
350,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	366,034
	TOTAL	36,507,537
	Industrial - Other—1.5%
1,450,000	LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	1,399,114
9,200,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	9,028,278
5,025,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	5,134,947
	TOTAL	15,562,339
	Insurance - P&C—9.4%
2,025,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	2,035,791
875,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	847,310
2,175,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,156,950
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	294,959
3,700,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	3,733,382
975,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	974,857
1,750,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	1,761,228
7,225,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	6,927,029
5,550,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	5,269,239
2,050,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	2,075,537
11,075,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	10,861,890
1,975,000	Asurion LLC and Asurion Co-Issuer, Inc., Secured Note, 144A, 8.000%, 12/31/2032	2,050,619
4,850,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	4,877,739
9,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	9,243,262
3,075,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	3,151,810
9,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	9,441,909
5,500,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	5,613,234
3,225,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	3,280,722
4,575,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	4,190,927
7,725,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	7,754,849
2,550,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	2,473,553
2,025,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	2,003,069
6,650,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,745,820
	TOTAL	97,765,685
	Leisure—1.9%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	441,100
1,100,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	1,092,527
475,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	479,027
1,325,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	1,342,120
1,225,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	1,237,899
200,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	194,433
275,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	267,034
1,700,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	1,688,343
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,145,895
2,250,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	2,270,446
1,250,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,262,796
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	858,588

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	$ 1,073,700
1,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,831,439
4,675,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	4,468,081
	TOTAL	19,653,428
	Lodging—1.4%
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	909,650
1,100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	1,075,538
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	996,275
1,725,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,736,514
1,025,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2034	1,012,335
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	789,602
700,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	713,290
2,050,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	2,094,301
2,025,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,979,327
1,150,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2033	1,132,689
1,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,971,167
	TOTAL	14,410,688
	Media Entertainment—1.9%
1,550,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	1,518,394
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	312,983
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	482,390
1,975,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,906,716
1,625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	1,622,209
1,725,000	Paramount Global, Sr. Unsecd. Note, 4.375%, 3/15/2043	1,044,215
1,225,000	Paramount Global, Sr. Unsecd. Note, 6.875%, 4/30/2036	1,075,203
725,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	565,047
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	867,500
1,550,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	1,598,608
2,750,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	2,696,636
1,825,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	1,853,383
775,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	686,844
4,850,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,207,333
	TOTAL	19,437,461
	Metals & Mining—1.1%
700,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	694,427
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	741,826
1,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,610,802
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,525,893
1,400,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,356,323
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	905,658
1,050,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	1,026,814
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,972,907
	TOTAL	10,834,650
	Midstream—5.3%
2,975,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,976,665
2,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,597,690
1,225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	1,207,975
2,500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,563,960
1,050,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,085,306
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,533,186

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 5,350,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	$ 5,090,105
975,000		DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	987,792
2,325,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,241,892
2,750,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,743,294
500,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	503,503
1,050,000		Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,073,158
2,875,000		Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,885,482
1,700,000		Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,750,946
2,800,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,637,357
1,250,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	1,216,238
6,725,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	6,763,178
1,050,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,049,849
1,550,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	1,616,773
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	2,886,946
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	2,943,683
3,150,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	3,280,983
1,250,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	1,258,294
2,125,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	2,110,242
		TOTAL	55,004,497
		Oil Field Services—1.9%
4,250,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,250,000
1,600,000		Archrock Services LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2034	1,585,293
2,175,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/1/2031	2,187,120
725,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	733,332
400,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	406,663
3,250,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	3,368,982
675,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	709,129
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	1,792,503
575,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	599,387
1,050,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,048,409
3,375,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,455,211
		TOTAL	20,136,029
		Packaging—2.5%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
2,105,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	2,208,806
625,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	620,136
3,350,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	3,069,911
2,550,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,589,844
650,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	615,767
1,775,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	1,727,470
1,125,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,050,698
2,350,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	2,351,088
2,025,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	2,026,448
1,000,000		Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	929,978
1,250,000		OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,167,359
1,050,000		Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,102,064
1,075,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,089,142
1,339,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	1,402,004
3,725,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	4,035,997
		TOTAL	25,986,712

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—0.5%
$ 2,550,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$ 2,208,619
2,650,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,483,073
	TOTAL	4,691,692
	Pharmaceuticals—2.5%
1,625,000	Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	1,674,884
1,325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	1,214,495
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,039,495
2,475,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	1,859,344
5,475,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	5,610,172
550,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	564,276
2,800,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	2,933,409
4,300,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,214,386
2,475,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	2,478,883
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	512,943
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,381,126
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,815,148
	TOTAL	26,298,561
	Restaurant—1.4%
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	978,049
7,950,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,476,579
2,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	2,057,028
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	838,802
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,648,440
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,697,283
	TOTAL	14,696,181
	Retailers—2.7%
2,075,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	2,082,831
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	1,566,839
1,750,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,692,881
1,925,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,824,721
2,675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	2,693,631
1,625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,519,115
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	521,306
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	478,502
2,375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,245,981
2,525,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	2,630,457
2,050,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	2,009,944
2,025,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	2,079,626
2,350,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 4/1/2032	2,406,995
4,550,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	4,646,486
	TOTAL	28,399,315
	Supermarkets—1.0%
4,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	4,151,901
2,225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	2,202,577
1,475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	1,453,363
1,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	1,248,985
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	226,689
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,266,404
	TOTAL	10,549,919

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—15.4%
$ 3,700,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	$ 3,832,331
775,000	APLD Computeco LLC, 144A, 6.750%, 3/15/2031	769,838
4,050,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	4,176,368
6,550,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	6,154,994
925,000	Black Pearl Compute LLC, Secured Note, 144A, 6.125%, 2/15/2031	942,618
1,600,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	1,629,786
1,800,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	1,721,556
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,568,059
2,525,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	2,619,129
6,025,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,235,189
5,600,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	5,407,520
5,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	4,907,190
1,225,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	1,090,225
2,050,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	1,945,932
3,375,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,313,348
3,500,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,470,130
1,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	1,429,153
2,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	2,431,536
3,150,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	2,957,369
825,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	807,893
875,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	865,547
1,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	1,476,617
3,900,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,927,429
1,250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	1,227,277
3,150,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.250%, 9/15/2034	3,100,821
3,850,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	3,831,129
4,700,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	4,572,656
4,800,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	4,649,937
1,650,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,593,940
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,047,482
3,900,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	3,977,536
3,300,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	3,394,792
10,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,417,638
800,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	771,465
1,100,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,053,181
2,025,000	Oak-Eagle AcquireCo, Inc., 144A, 7.250%, 7/1/2033	2,099,407
3,025,000	Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	3,168,829
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,335,170
3,800,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,662,265
1,625,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	1,387,995
1,675,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	1,674,235
7,375,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	6,646,478
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,994,487
1,450,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	1,416,546
875,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	889,971
100,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	105,084
325,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	341,007
2,616,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,909,732
2,025,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	2,029,927
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	918,634

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 675,000		Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	$ 664,565
4,675,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	4,681,653
1,450,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	1,450,970
1,950,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	1,928,721
2,375,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	2,250,935
2,650,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,547,204
6,525,000		UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	6,382,562
2,250,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	2,113,021
2,775,000		VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	2,867,321
2,825,000		WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	2,986,915
700,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	705,331
		TOTAL	159,476,576
		Transportation Services—0.5%
2,225,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	2,249,985
2,925,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	3,006,885
		TOTAL	5,256,870
		Utility - Electric—3.0%
3,550,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	3,560,829
725,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	687,665
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	921,376
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	172,180
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,348,637
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	246,771
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	675,604
3,050,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	3,024,082
325,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	327,856
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,940,556
3,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	3,364,283
1,500,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	1,494,442
2,200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	2,200,988
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	854,318
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,410,312
2,300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	2,278,248
2,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,579,840
1,950,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	2,015,153
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	236,980
1,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,189,231
		TOTAL	31,529,351
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,027,644,340)	1,012,214,304
		COMMON STOCKS—0.1%
		Media Entertainment—0.0%
7,882	[1,3]	Audacy Capital Corp.	136,043
		Packaging—0.1%
153,804	[1,3]	Yeoman Capital S.A.	1,222,199
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,706,155)	1,358,242
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[1,3]	Audacy Capital Corp., Warrants 9/30/2028	95

Principal Amount or Shares			Value
		WARRANTS—continued
		Media Entertainment—continued
1,592	[1,3]	Audacy Capital Corp., Warrants 9/30/2028	$ 16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	111
		INVESTMENT COMPANY—1.4%
14,051,438		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[4] (IDENTIFIED COST $14,051,438)	14,051,438
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,054,405,159)	1,027,624,095
		OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	9,975,426
		NET ASSETS—100%	$1,037,599,521
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2025	$43,054,787
Purchases at Cost	$37,044,000
Proceeds from Sales	$(66,047,349)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$14,051,438
Shares Held as of 3/31/2026	14,051,438
Dividend Income	$257,387

1	Non-income-producing security.
2	Issuer in default.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,012,214,304	$0	$1,012,214,304
Equity Securities:
Common Stocks
International	—	—	1,222,199	1,222,199
Domestic	—	—	136,043	136,043
Warrants	—	—	111	111
Investment Company	14,051,438	—	—	14,051,438
TOTAL SECURITIES	$14,051,438	$1,012,214,304	$1,358,353	$1,027,624,095

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind